TRADE AND OTHER PAYABLES	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
TRADE AND OTHER PAYABLES

12.	TRADE AND OTHER PAYABLES

	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Trade payables	22,000	82,560
Interest payables	3,168,915	3,000,465
Other payables	9,590,986	6,636,288
Accrued charges	182,150	169,000
Provision for long service payment	146,144	-
Provision for reinstatement cost	26,300	26,300

Total	13,136,495	9,914,613

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)